                     CREDIT SUISSE WARBURG PINCUS FUNDS
                     ----------------------------------
                                      CREDIT ASSET
                                      SUISSE MANAGEMENT



                                   SEMIANNUAL
                                     REPORT
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                          CREDIT SUISSE WARBURG PINCUS
                         LONG-SHORT MARKET NEUTRAL FUND






More complete information about the Fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INVESTMENT IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENT. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN THE LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

                                                                  March 19, 2001

Dear Shareholders:

   We are writing to report on the results of the Credit Suisse Warburg Pincus Long-Short Market Neutral Fund(1) (the "Fund") for the fiscal half-year ended February 28, 2001.

   At February 28, 2001, the net asset value ("NAV") of the Fund's Common shares was $14.18, compared to an NAV of $14.92 on August 31, 2000. As a result, the Common shares' total return was -1.32%, assuming the reinvestment of dividends and distributions totaling $0.55 per share. By comparison, the Salomon Smith Barney U.S. One-Month Treasury Bill Index(2) (the "Index") returned 2.84% during the same period.

   The Fund underperformed the Index benchmark in the fiscal half-year due to our unsuccessful forecasting of some of the drivers of stock prices that form the basis of our stock selection discipline. The following table summarizes those drivers whose impact on performance was most notable, both negative and positive:

         DRIVER                  INDICATOR              NET IMPACT ON PERFORMANCE
   ------------------------------------------------------------------------------
   Financial strength       Leverage                           Negative
   Earnings                 Earnings revisions                 Negative
   Relative valuation       Change in sales/price ratio        Negative
   Financial strength       Return on assets                   Negative
   Relative valuation       Sales/price ratio                  Negative

   Financial strength       Net profit margin                  Positive
   Relative valuation       Book value/price ratio             Positive
   Financial strength       Credit management                  Positive
   Financial strength       Liquidity                          Positive
   Financial strength       Inventory turnover                 Positive
   ------------------------------------------------------------------------------

   In terms of how all of this affected the relative success of the portfolio's long and short portions, the long portion significantly underperformed. This was most evident in our net long exposure to consumer cyclical companies (notably autos) due to their attractive relative valuations. Prominent auto stocks fared poorly, though, as consumer confidence plunged late in calendar 2000, causing sales to slow significantly.

   The two industry sectors that contributed most positively to the Fund's overall return were utilities and energy. Our utility exposure was net short due

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
PORTFOLIO MANAGER'S LETTER (CONT'D)
--------------------------------------------------------------------------------

to our concerns about the industry's vulnerability both to decelerating macroeconomic growth nationwide and the growing electricity crisis in California; and we maintained a net long exposure to energy companies based on the generally rising price of natural gas and home heating oil. In each case, the sectors performed as we anticipated.

   As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equity Management Team


Eric N. Remole,                                Michael A. Welhoelter,
Managing Director                              Vice President


Marc E. Bothwell,
Vice President

   INVESTING IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENTS. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

PERFORMANCE

                                                                         SINCE INCEPTION
                                     SIX MONTHS           ONE YEAR           9/8/98
                                 (9/1/00 - 2/28/01)  (3/1/00 - 2/28/01)    (ANNUALIZED)
----------------------------------------------------------------------------------------
CREDIT SUISSE WARBURG PINCUS
  LONG-SHORT MARKET NEUTRAL FUND
  (COMMON)(1,3)                        (1.32)%             (6.05)%            +1.84%

SALOMON SMITH BARNEY
  U.S. ONE-MONTH TREASURY
  BILL INDEX(2)                        +2.84%              +5.66%             +4.91%
----------------------------------------------------------------------------------------

--------------
(1) Name changed from Warburg Pincus Long-Short Market Neutral Fund effective March 26, 2001.

(2) Monthly return equivalents of yield average which are not marked to market. The Salomon Smith Barney U.S. One-Month Treasury Bill Index consists of the last one-month Treasury bill issues.

(3) Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 2000 but may be discontinued at any time.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
COMMON STOCKS (85.0%)
AEROSPACE & DEFENSE (2.1%)
    Textron, Inc.                                                 2,200  $   116,556
                                                                         -----------
BANKS & SAVINGS & LOANS (2.3%)
    M & T Bank Corp.                                              1,900      130,150
                                                                         -----------
BUILDING & BUILDING MATERIALS (1.2%)
    KB Home                                                       2,400       67,080
                                                                         -----------
BUSINESS SERVICES (2.1%)
    Iron Mountain, Inc.(1)                                        1,700       66,317
    Lamar Advertising Co.(1)                                      1,300       53,625
                                                                         -----------
                                                                             119,942
                                                                         -----------
COMMUNICATIONS & MEDIA (4.8%)
    AT&T Corp. - Liberty Media Group, Class A(1)                  2,200       32,340
    Belo (A.H.) Corp. Class A                                     3,100       55,800
    Charter Communications, Inc. Class A(1)                         200        4,275
    Cox Communications, Inc. Class A(1)                           4,300      178,536
                                                                         -----------
                                                                             270,951
                                                                         -----------
COMPUTERS (5.2%)
    CNET Networks, Inc.(1)                                        9,400      116,912
    Comdisco, Inc.(1)                                               900       11,475
    Earthlink, Inc.(1)                                              900        8,100
    Microsoft Corp.(1)                                            1,100       64,900
    Oracle Corp.(1)                                               4,700       89,300
                                                                         -----------
                                                                             290,687
                                                                         -----------
CONSUMER DURABLES (5.9%)
    Ford Motor Co.                                                3,000       83,430
    General Motors Corp.                                          4,700      250,604
                                                                         -----------
                                                                             334,034
                                                                         -----------
CONSUMER SERVICES (3.7%)
    Quanta Services, Inc.(1)                                      6,500      179,465
    Unilever NV                                                     500       27,950
                                                                         -----------
                                                                             207,415
                                                                         -----------
ELECTRIC UTILITIES (2.6%)
    Energy East Corp.                                             2,300       43,240
    Pinnacle West Capital Corp.                                   2,200      102,190
                                                                         -----------
                                                                             145,430
                                                                         -----------
ELECTRONICS (3.5%)
    Applied Micro Circuits Corp.(1)                                 700       18,725
    Intel Corp.                                                   1,300       37,131
    Linear Technology Corp.                                       2,100       83,212
    National Semiconductor Corp.(1)                               2,100       42,882
    Teradyne, Inc.(1)                                               400       12,492
                                                                         -----------
                                                                             194,442
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
COMMON STOCKS (CONT'D)
ENERGY (4.7%)
    Apache Corp.                                                    900  $    52,830
    EOG Resources, Inc.                                           1,500       65,400
    FirstEnergy Corp.                                             3,000       84,510
    Valero Energy Corp.                                           1,700       62,305
                                                                         -----------
                                                                             265,045
                                                                         -----------
FINANCIAL SERVICES (9.3%)
    Ambac Financial Group, Inc.                                     600       33,840
    CNA Financial Corp.(1)                                          900       34,029
    Fannie Mae                                                      100        7,970
    Hartford Financial Services, Inc.                               500       31,925
    Internet Capital Group, Inc.(1)                               3,700       14,222
    Lehman Brothers Holdings, Inc.                                  600       41,190
    MBIA, Inc.                                                      200       15,196
    Merrill Lynch & Co., Inc.                                       900       53,910
    MONY Group, Inc.                                              2,900      107,300
    UnionBanCal Corp.                                             2,300       61,226
    Wesco Financial Corp.                                           400      119,960
                                                                         -----------
                                                                             520,768
                                                                         -----------
FOOD, BEVERAGE & TOBACCO (4.2%)
    Adolph Coors Co., Class B                                     1,100       73,645
    Anheuser-Busch Companies, Inc.                                2,200       96,140
    Pepsi Bottling Group, Inc.                                    1,700       68,595
                                                                         -----------
                                                                             238,380
                                                                         -----------
HEALTHCARE (4.2%)
    Abbott Laboratories                                           2,000       97,980
    Aetna, Inc.(1)                                                  600       22,338
    HEALTHSOUTH Corp.(1)                                          1,300       20,696
    Tenet Healthcare Corp.(1)                                     2,100       96,873
                                                                         -----------
                                                                             237,887
                                                                         -----------
INDUSTRIAL MFG. & PROCESSING (1.1%)
    Paccar, Inc.                                                  1,100       51,012
    Waters Corp.(1)                                                 200       13,172
                                                                         -----------
                                                                              64,184
                                                                         -----------
LODGING & RESTAURANTS (0.8%)
    Darden Restaurants                                            2,000       43,460
                                                                         -----------
METALS & MINING (1.2%)
    Barrick Gold Corp.                                            2,700       43,740
    Newmont Mining Corp.                                          1,500       25,275
                                                                         -----------
                                                                              69,015
                                                                         -----------
OIL SERVICES (3.3%)
    Occidental Petroleum Corp.                                    5,000      119,950
    Tidewater, Inc.                                               1,400       68,180
                                                                         -----------
                                                                             188,130
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
COMMON STOCKS (CONT'D)
PAPER & FOREST PRODUCTS (3.3%)
    Plum Creek Timber Co., Inc.                                   5,100  $   132,243
    Weyerhaeuser Co.                                              1,000       53,740
                                                                         -----------
                                                                             185,983
                                                                         -----------
PHARMACEUTICALS (3.8%)
    Chiron Corp.(1)                                                 800       37,450
    Genzyme Corp.(1)                                                100        8,794
    IDEC Pharmaceuticals Corp.(1)                                 3,000      169,125
                                                                         -----------
                                                                             215,369
                                                                         -----------
REAL ESTATE (2.9%)
    Carramerica Realty Corp.                                      3,000       89,700
    Equity Residential Properties Trust                           1,100       57,310
    Simon Debartolo Group                                           700       17,927
                                                                         -----------
                                                                             164,937
                                                                         -----------
RETAIL (1.4%)
    Circuit City Stores, Inc.                                     1,600       24,272
    Intimate Brands, Inc.                                         2,300       36,340
    Ticketmaster, Class B(1)                                      1,700       15,831
                                                                         -----------
                                                                              76,443
                                                                         -----------
TELECOMMUNICATIONS & EQUIPMENT (6.2%)
    Copper Mountain Networks, Inc.(1)                               500        2,047
    Juniper Networks, Inc.(1)                                       200       12,913
    NTL, Inc.(1)                                                  2,200       57,178
    QUALCOMM, Inc.(1)                                               600       32,888
    Telephone and Data Systems                                    2,600      242,970
                                                                         -----------
                                                                             347,996
                                                                         -----------
TRANSPORTATION (2.5%)
    Autonation, Inc.(1)                                           4,400       36,520
    Florida East Coast Industries, Inc. Class A                     600       20,550
    Ryder System                                                  1,400       28,714
    Southwest Airlines                                            3,000       55,800
                                                                         -----------
                                                                             141,584
                                                                         -----------
WASTE MANAGEMENT (2.7%)
    Allied Waste Industries, Inc.(1)                                400        6,460
    Waste Management, Inc.                                        5,800      147,146
                                                                         -----------
                                                                             153,606
                                                                         -----------
TOTAL COMMON STOCKS (Cost $4,916,268)                                      4,789,474
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
SECURITIES SOLD SHORT (86.7%)
AEROSPACE & DEFENSE (1.3%)
    General Dynamics Corp.                                      (1,100)  $   (74,998)
                                                                         -----------
BANKS & SAVINGS & LOANS (5.6%)
    Bank One Corp.                                                (800)      (28,216)
    FirstMerit Corp.                                           (11,100)     (289,294)
                                                                         -----------
                                                                            (317,510)
                                                                         -----------
BUILDING & BUILDING MATERIALS (0.8%)
    Vulcan Materials Co.                                        (1,100)      (46,563)
                                                                         -----------
BUSINESS SERVICES (6.2%)
    Catalina Marketing Corp.(1)                                 (1,500)      (49,950)
    Fluor Corp.                                                 (4,800)     (182,976)
    Omnicom Group, Inc.                                           (700)      (63,483)
    Schwab, Charles Corp.                                       (2,500)      (52,250)
                                                                         -----------
                                                                            (348,659)
                                                                         -----------
CAPITAL EQUIPMENT (2.2%)
    American Standard Companies, Inc.(1)                        (2,200)     (124,586)
                                                                         -----------
CHEMICALS (0.3%)
    Hercules, Inc.                                              (1,300)      (18,304)
                                                                         -----------
COMMUNICATIONS & MEDIA (3.6%)
    Ariba, Inc.(1)                                              (1,100)      (18,150)
    Cablevision Systems Corp. Class A(1)                          (900)      (69,840)
    Critical Path, Inc.(1)                                        (600)       (1,640)
    Fox Entertainment Group, Inc.(1)                            (2,900)      (69,310)
    Liberty Digital, Inc.(1)                                    (1,600)      (14,000)
    McGraw-Hill Cos., Inc.                                        (400)      (23,584)
    Scripps (E.W.) Co. Class A                                    (100)       (6,293)
                                                                         -----------
                                                                            (202,817)
                                                                         -----------
COMPUTERS (3.3%)
    Extreme Networks, Inc.(1)                                     (200)       (4,522)
    International Business Machines Corp.                       (1,100)     (109,890)
    Liberate Technologies, Inc.(1)                              (2,100)      (19,819)
    Radioshack                                                  (1,200)      (51,360)
                                                                         -----------
                                                                            (185,591)
                                                                         -----------
CONGLOMERATES (0.9%)
    General Electric Co.                                        (1,100)      (51,150)
                                                                         -----------
CONSUMER DURABLES (5.1%)
    Eastman Kodak Co.                                           (1,300)      (58,500)
    Lear Corp.(1)                                               (1,800)      (57,708)
    Maytag Corp.                                                (5,100)     (170,850)
                                                                         -----------
                                                                            (287,058)
                                                                         -----------
CONSUMER NON-DURABLES (1.9%)
    Gillette Co.                                                (1,900)      (61,769)
    Procter & Gamble Co.                                          (600)      (42,300)
                                                                         -----------
                                                                            (104,069)
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
SECURITIES SOLD SHORT (CONT'D)
ELECTRIC UTILITIES (2.3%)
    AES Corp.(1)                                               (1,400)   $   (75,558)
    DQE, Inc.                                                  (1,600)       (51,920)
                                                                         -----------
                                                                            (127,478)
                                                                         -----------
ELECTRONICS (4.3%)
    Arrow Electronics, Inc.(1)                                  (1,100)      (30,140)
    Atmel Corp.(1)                                              (1,600)      (16,800)
    Broadcom Corp. Class A(1)                                     (100)       (4,925)
    SPX Corp.(1)                                                (1,800)     (174,600)
    Vitesse Semiconductor Corp.(1)                                (400)      (15,775)
                                                                         -----------
                                                                            (242,240)
                                                                         -----------
ENERGY (4.3%)
    Edison International                                        (5,900)      (87,910)
    Massey Energy Co.                                           (4,800)      (94,272)
    National Fuel Gas Co.                                       (1,100)      (56,980)
                                                                         -----------
                                                                            (239,162)
                                                                         -----------
FINANCIAL SERVICES (10.2%)
    American International Group, Inc.                            (200)      (16,360)
    H & R Block, Inc.                                           (6,300)     (310,590)
    Investment Technology Group(1)                              (1,500)      (77,250)
    Marsh & McLennan Cos., Inc.                                   (700)      (74,900)
    Nationwide Financial Services, Inc.                           (500)      (20,700)
    Neuberger Berman, Inc.                                        (600)      (44,820)
    People's Bank                                               (1,200)      (31,875)
                                                                         -----------
                                                                            (576,495)
                                                                         -----------
FOOD, BEVERAGE & TOBACCO (3.7%)
    Campbell Soup Co.                                           (2,300)      (68,839)
    Coca-Cola Co.                                               (1,400)      (74,242)
    Dole Food Co.                                               (4,000)      (66,000)
                                                                         -----------
                                                                            (209,081)
                                                                         -----------
GAS UTILITIES (2.2%)
    Equitable Resources, Inc.                                   (2,100)     (120,540)
                                                                         -----------
HEALTHCARE (4.9%)
    Beckman Coulter, Inc.                                       (3,900)     (157,755)
    UnitedHealth Group, Inc.                                    (2,000)     (118,460)
                                                                         -----------
                                                                            (276,215)
                                                                         -----------
INDUSTRIAL MFG. & PROCESSING (3.4%)
    Dana Corp.                                                  (2,500)      (42,325)
    FMC Corp.(1)                                                (1,900)     (145,844)
                                                                         -----------
                                                                            (188,169)
                                                                         -----------
LODGING & RESTAURANTS (2.4%)
    International Game Technology(1)                            (1,900)     (102,600)
    Tricon Global Restaurants, Inc.(1)                            (900)      (34,650)
                                                                         -----------
                                                                            (137,250)
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
SECURITIES SOLD SHORT (CONT'D)
OFFICE EQUIPMENT & SUPPLIES (0.4%)
    Pitney Bowes, Inc.                                            (700)  $   (23,835)
                                                                         -----------
OIL SERVICES (2.8%)
    Cooper Cameron Corp.(1)                                       (300)      (17,934)
    Schlumberger, Ltd.                                          (2,200)     (140,250)
                                                                         -----------
                                                                            (158,184)
                                                                         -----------
PHARMACEUTICALS (6.5%)
    Applera Corp - Celera Genomics Group(1)                       (800)      (34,800)
    Cardinal Health, Inc.                                         (700)      (71,050)
    Genentech, Inc.(1)                                          (1,200)      (63,000)
    Icos Corp.(1)                                                 (800)      (43,300)
    Medarex, Inc.(1)                                              (400)      (10,225)
    Millennium Pharmaceuticals, Inc.(1)                         (1,500)      (50,625)
    Pharmacia Corp.                                             (1,800)      (93,060)
                                                                         -----------
                                                                            (366,060)
                                                                         -----------
RETAIL (1.0%)
    Dillard's, Inc. Class A                                     (3,000)      (56,400)
                                                                         -----------
TELECOMMUNICATIONS & EQUIPMENT (5.2%)
    Allegiance Telecom, Inc.(1)                                   (500)      (10,125)
    ALLTEL Corp.(1)                                               (900)      (48,330)
    Globespan, Inc.(1)                                            (200)       (4,000)
    Infospace, Inc.(1)                                            (700)       (2,669)
    Level 3 Communications, Inc.(1)                               (900)      (22,781)
    Lucent Technologies, Inc.                                     (600)       (6,954)
    Metromedia Fiber Network, Inc. Class A(1)                   (2,000)      (19,000)
    Nextel Communications, Inc., Class A(1)                     (2,300)      (55,344)
    Nextel Partners, Inc., Class A(1)                           (1,900)      (36,931)
    RCN Corp.(1)                                                (5,700)      (52,725)
    Redback Networks, Inc.(1)                                   (1,100)      (33,945)
                                                                         -----------
                                                                            (292,804)
                                                                         -----------
TRANSPORTATION (1.9%)
    AMR Corp.                                                   (1,100)      (36,575)
    UAL Corp.                                                   (1,900)      (72,295)
                                                                         -----------
                                                                            (108,870)
                                                                         -----------
TOTAL SECURITIES SOLD SHORT (Cost ($5,039,385))                           (4,884,088)
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                                 (000)       VALUE
                                                               ---------     -----
REPURCHASE AGREEMENT (11.5%)
   Bear Stearns (Agreement dated 2/28/01, to be repurchased
   at $645,327, collateralized by $610,000 U.S. Treasury Note
   3.875% due 4/15/29. Market Value of collateral is $654,603.)
   5.38% 3/1/01 (Cost $645,230)                                   $645    $  645,230
                                                                         -----------

TOTAL INVESTMENTS (9.8%)(Cost $522,113(2))                                   550,616

OTHER ASSETS IN EXCESS OF LIABILITIES (90.2%)                              5,082,241
                                                                         -----------

NET ASSETS (100.0%)                                                      $ 5,632,857
                                                                         -----------
                                                                         -----------

--------------------------------------------------------------------------------
(1) Non-Income Producing Security.
(2) Cost for Federal Income tax purposes at February 28, 2001 is $874,848. The gross appreciation (depreciation) on a tax basis is as follows:

         Gross Appreciation - Investments                                $   478,992
         Gross Depreciation - Investments                                   (795,660)
         Gross Appreciation - Short Sales                                    703,676
         Gross Depreciation - Short Sales                                   (711,240)
                                                                         -----------
         Net Depreciation                                                $  (324,232)
                                                                         -----------
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

    Investments, at value (cost - $4,916,268)                          $ 4,789,474
    Repurchase aggreement, at value (cost - $645,230)                      645,230
    Deposits with brokers and custodian bank
      for securities sold short                                          5,093,867
    Receivable from investment adviser                                       9,870
    Dividends and interest receivable                                       16,910
    Prepaid expenses and other assets                                       15,376
                                                                       -----------
      Total Assets                                                      10,570,727
                                                                       -----------
LIABILITIES

    Securities sold short (proceeds - $5,039,385)                        4,884,088
    Distribution fee payable (Common shares)                                   389
    Payable for Fund shares repurchased                                     23,697
    Accrued expenses payable                                                29,696
                                                                       -----------
      Total Liabilities                                                  4,937,870
                                                                       -----------
NET ASSETS

    Capital stock, $0.001 par value                                            400
    Paid-in capital                                                      7,206,357
    Undistributed net investment income                                     32,797
    Accumulated net realized loss from
      investments and securities sold short                             (1,635,200)
    Net unrealized appreciation on
      investments and securities sold short                                 28,503
                                                                       -----------
      Net Assets                                                       $ 5,632,857
                                                                       -----------
                                                                       -----------
COMMON SHARES

    Net assets                                                         $ 1,947,542
                                                                       -----------
    Shares outstanding                                                     137,366
                                                                       -----------
    Net asset value, offering price and redemption price per share          $14.18
                                                                            ------
                                                                            ------
INSTITUTIONAL SHARES

    Net assets                                                         $ 3,685,315
                                                                       -----------
    Shares outstanding                                                     263,084
                                                                       -----------
    Net asset value, offering price and redemption price per share          $14.01
                                                                            ------
                                                                            ------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                            $  50,053
    Interest                                                               194,854
    Foreign taxes withheld                                                    (235)
                                                                         ---------
      Total investment income                                              244,672
                                                                         ---------
EXPENSES:
    Investment advisory fees                                                39,233
    Administration fees                                                      6,298
    Dividend expense                                                        49,294
    Registration fees                                                       21,748
    Printing fees                                                           18,875
    Custodian fees                                                          10,902
    Transfer agent fees                                                      7,681
    Audit fees                                                               7,519
    Directors fees                                                           6,330
    Legal fees                                                               3,026
    Distribution fees                                                        2,661
    Insurance expense                                                        1,595
    Interest expense                                                           170
    Miscellaneous fees                                                       2,345
                                                                         ---------
                                                                           177,677
    Less: fees waived and expenses reimbursed                              (61,818)
                                                                         ---------
      Total expenses                                                       115,859
                                                                         ---------
      Net investment income                                                128,813
                                                                         ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
    Net realized loss from:
      Investments                                                          (87,157)
      Securities sold short                                               (142,049)
                                                                         ---------
                                                                          (229,206)
                                                                         ---------
    Net change in unrealized appreciation:
      Investments                                                           31,254
                                                                         ---------
    Net realized and unrealized loss from investments                     (197,952)
                                                                         ---------
Net decrease in net assets resulting from operations                     $ (69,139)
                                                                         ---------
                                                                         ---------

                  See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            FOR THE
                                                          SIX MONTHS       FOR THE
                                                             ENDED        YEAR ENDED
                                                       FEBRUARY 28, 2001  AUGUST 31,
                                                          (UNAUDITED)        2000
                                                       -----------------  ----------
FROM OPERATIONS:
  Net investment income                                  $   128,813      $   251,591
  Net realized and unrealized gain/(loss) from
    investments                                             (197,952)         515,058
                                                         -----------      -----------
    Net increase/(decrease) in net assets
      resulting from operations                              (69,139)         766,649
                                                         -----------      -----------
FROM DIVIDENDS:
  Dividends from net investment income:
    Institutional Class shares                              (184,484)        (345,792)
    Common Class shares                                      (75,842)        (127,325)
                                                         -----------      -----------

Net decrease in net assets from dividends                   (260,326)        (473,117)
                                                         -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                             1,537,978        4,991,679
  Reinvestment of dividends and distributions                211,148          432,479
  Net asset value of shares redeemed                      (2,476,066)      (6,814,009)
                                                         -----------      -----------
    Net decrease in net assets from
      capital share transactions                            (726,940)      (1,389,851)
                                                         -----------      -----------
  Total decrease in net assets                            (1,056,405)      (1,096,319)

NET ASSETS:
  Beginning of period                                      6,689,262        7,785,581
                                                         -----------      -----------
  End of period                                          $ 5,632,857      $ 6,689,262
                                                         -----------      -----------
                                                         -----------      -----------
UNDISTRIBUTED NET INVESTMENT INCOME                      $    32,797      $   164,310
                                                         -----------      -----------
                                                         -----------      -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class share of the Fund Outstanding Throughout Each Period)
-------------------------------------------------------------------------

                                                 FOR THE SIX       FOR THE YEAR      FOR THE PERIOD
                                                 MONTHS ENDED          ENDED       SEPTEMBER 8, 1998(1)
                                               FEBRUARY 28, 2001     AUGUST 31,       TO AUGUST 31,
                                                  (UNAUDITED)          2000               1999
                                               -----------------   ------------    --------------------
PER SHARE DATA
  Net asset value, beginning of period               $14.92           $14.19              $15.19
                                                     ------           ------              ------
INVESTMENT ACTIVITIES:
  Net investment income                                0.28(2)          0.61                0.32(2)
  Net gain/(loss) on investments and securities
    sold short (both realized and unrealized)         (0.47)            1.05               (1.12)
                                                     ------           ------              ------
      Total from investment activities                (0.19)            1.66               (0.80)
                                                     ------           ------              ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                (0.55)           (0.93)              (0.07)
  Distributions from net realized gains                  --               --               (0.13)
                                                     ------           ------              ------
      Total dividends and distributions               (0.55)           (0.93)              (0.20)
                                                     ------           ------              ------
NET ASSET VALUE, END OF PERIOD                       $14.18           $14.92              $14.19
                                                     ======           ======              ======
      Total return                                    (1.32)%(3)       12.00%              (5.33)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)             $1,948           $2,101              $1,885
  Ratio of expenses to average net assets
    (including dividend expense)                       3.80%(4)         3.80%(5)            3.40%(4)
  Ratio of expenses to average net assets
    (excluding dividend expense)                       2.26%(4)         2.26%               2.24%(4)
  Ratio of net investment income
    to average net assets                              3.87%(4)         3.49%               2.46%(4)
  Decrease reflected in above operating expense ratios
    due to waivers/reimbursements                      1.98%(4)         2.39%               0.60%(4)
Portfolio turnover rate                                 135%             313%                705%

-------------------------------------------------------------------------
(1) Inception Date.
(2) Per share information is calculated using the average share outstanding method.
(3) Non-annualized.
(4) Annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Warburg Pincus Long-Short Market Neutral Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of the Fund are currently offered. Common shares for the Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear a co-administration fee.

   The Fund is permitted to engage in the investment strategies described in the Notes to Financial Statements. The Fund is not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future. Please refer to the Fund's prospectus and statement of additional information for a description of its investment strategies.

       A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

       B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

       C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. The Fund will distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually.

       The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, paydowns on mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

       D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

       E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       F) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    Fund's custodian or an authorized securities depository. The Fund had an open repurchase agreement at February 28, 2001.

       G) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. The Fund may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. At February 28, 2001, the Fund had no open futures contracts.

       H) SECURITIES LENDING -- Loans of the securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities on loan to brokers at February 28, 2001.

       I) SHORT SALES -- When the Fund's investment advisor believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    gain if there is a decline in price of the security between those dates, which decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it has sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until the Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of its net assets.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Pursuant to investment advisory agreements, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for the Fund described herein.

   For its advisory services, CSAM is entitled to receive from the Fund a monthly fee equal to an annual rate of 1.50% of the Fund's average daily net assets. In addition, CSAM is entitled to a monthly performance adjustment fee, which may increase or decrease the total advisory fee by up to .50% per year. The performance adjustment fee decreased the total advisory fee by $8,616 or
 .27% annualized of average daily net assets due to lower performance in comparison to the Salomon Smith Barney U.S. 1-Month Treasury Bill Index plus 5 percentage points for the six months ended February 28, 2001.

   CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Fund. For the six months ended February 28, 2001 the advisory fee and waiver for the Fund was as follows:

                          GROSS                        NET
                      ADVISORY FEE     WAIVER     ADVISORY FEE
                      ------------     ------     ------------
                        $39,233      $(39,233)         $--

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
(Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   CSAM reimbursed expenses of the Fund in the amount of $19,064 for the six months ended February 28, 2001.

   Boston Financial Data Services, Inc. (BFDS) serves as the Fund's transfer and dividend disbursement agent.

   The Fund has an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of its transfer agent expense. For the six months ended February 28, 2001, the Fund received no credits or reimbursements under this agreement.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to the Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, also serves as the Fund's co-administrator. For administration services, the Fund pays CSAMSI a fee calculated at an annual rate of .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Fund to CSAMSI for co-administration services for the Institutional shares.

   CSAMSI may, at its discretion, voluntarily waive all or any portion of its administration fee for the Fund. For the six months ended February 28, 2001, the co-administration fee earned and waived by CSAMSI on the Common shares was as follows:

                         GROSS                                NET
                  CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
                  ---------------------    ------    ---------------------
                          $532             $(426)             $106

   For co-administration services, PFPC received a fee, for the period September 1, 2000 to February 4, 2001, calculated on the Fund's average daily net assets subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

                                  ANNUAL RATE
                           ---------------------------
                           .10% for first $500 million
                           .08% for next $1 billion
                           .06% for over $1.5 billion

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
(Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   As of February 5, 2001 PFPC receives a fee calculated on the Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

                                   ANNUAL RATE
                           ----------------------------
                           .075% for first $500 million
                           .065% for next $1 billion
                           .055% for over $1.5 billion

   PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Fund. For the six months ended February 28, 2001, the co-administration fee earned and waived by PFPC was as follows:

                          GROSS                              NET
                  CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
                  ---------------------    ------    ---------------------
                         $3,095            $(3,095)          $--

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. No compensation is payable by any of the Funds to CSAMSI for distribution services, but CSAMSI receives compensation from the Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. Under the Shareholder Servicing and Distribution Plan for the Common shares, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of the Fund. For the six months ended February 28, 2001, the shareholder services fee earned by CSAMSI was $2,661.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the period ended February 28, 2001, Merrill was paid $119 by the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2001, purchases and sales of investment securities (other than short-term investments) were as follows:

                 INVESTMENT SECURITIES           SHORT SECURITIES
                ------------------------         ----------------
                PURCHASES       SALES                  SALES
                ----------    ----------             ----------
                $7,684,936    $4,014,262             $3,613,108

CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
(Unaudited)
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARES

   Transactions in capital shares for each period were as follows:

                                           COMMON                                         INSTITUTIONAL
                         ---------------------------------------------   -----------------------------------------------
                                FOR THE              FOR THE                    FOR THE                FOR THE
                           SIX MONTHS ENDED         YEAR ENDED              SIX MONTHS ENDED          YEAR ENDED
                             FEBRUARY 28,           AUGUST 31,                FEBRUARY 28,            AUGUST 31,
                           2001 (UNAUDITED)            2000                 2001 (UNAUDITED)             2000
                         --------------------   ----------------------   ----------------------   ----------------------
                         SHARES      VALUE      SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
                         -------  -----------   --------   -----------   --------   -----------   --------   -----------
Shares sold               61,008  $   896,330    190,472   $ 2,886,336     44,777   $   641,648    141,588   $ 2,105,343
Shares issued in
  reinvestment of
  dividends                5,215       74,627      8,769       124,965      9,662       136,521     21,825       307,514
Shares repurchased       (69,719)  (1,023,114)  (191,177)   (2,885,304)  (101,810)   (1,452,952)  (268,139)   (3,928,705)
                         -------  -----------   --------   -----------   --------   -----------   --------   -----------
Net increase/(decrease)   (3,496) $   (52,157)     8,064   $   125,997    (47,371)  $  (674,783)  (104,726)  $(1,515,848)
                         -------  -----------   --------   -----------   --------   -----------   --------   -----------
                         -------  -----------   --------   -----------   --------   -----------   --------   -----------

   On February 28, 2001, the number of shareholders that held 5% or more of the outstanding shares are as follows:

                                          NUMBER OF       APPROXIMATE PERCENTAGE
                                         SHAREHOLDERS      OF OUTSTANDING SHARES
                                         ------------     ----------------------
          Institutional shares                 4                   92.58%
          Common shares                        2                   95.09

NOTE 5. LINE OF CREDIT

   The Fund, together with other Funds advised by CSAM, have established a $350 million committed, unsecured line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemptions. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition the participating Funds will pay interest on borrowings at the Federal Funds rate plus .50%. For the six months ended February 28, 2001, the Fund had no borrowings under the credit facility.

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                       CREDIT  ASSET
                                       SUISSE  MANAGEMENT


                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874)//www.warburg.com


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSLSN-3-0201